ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
Accrued payroll and welfare	$ 14,760,788	$ 12,099,447
Income and non-income based taxes payables	7,156,828	4,936,372
Accrued marketing expenses	3,748,010	6,251,009
Accrued professional expenses	1,749,229	2,471,569
Advanced from customers	1,748,167	429,531
Accrued data and IT service expenses	1,443,897	622,641
Amounts due to employees for sale of their shares exercised under the share incentive plan	1,131,614
Others	2,007,644	327,632
Total	$ 33,746,177	$ 27,138,201